Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes was as follows:

(in thousands)	2013	2012	2011
Currently payable:
Federal	$21,252	$22,394	$28,480
State	3,065	3,024	2,845
Foreign	24,781	22,065	22,713
	49,098	47,483	54,038
Deferred (benefit) expense:
Federal	(5,125)	170	(5,669)
State	502	603	(274)
Foreign	(1,555)	2,143	2,805
	(6,178)	2,916	(3,138)
Income taxes	$42,920	$50,399	$50,900

Tax effects of temporary differences - Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2013	2012
Deferred tax assets:
Benefit plans	$21,148	$17,375
Liabilities and reserves	11,499	9,140
Operating loss and credit carryovers	51,292	48,441
Other	17,151	16,096
Gross deferred tax assets	101,090	91,052
Valuation allowance	(43,048)	(41,049)
Deferred tax assets	58,042	50,003
Deferred tax liabilities:
Property, plant and equipment	(21,139)	(19,430)
Other assets	(1,411)	(2,784)
Other	(31,741)	(26,668)
Deferred tax liabilities	(54,291)	(48,882)
Net deferred tax assets	$3,751	$1,121

Effective income tax rate reconciliation
The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2013	2012	2011
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.1	1.5	1.0
Tax credits	(0.3)	—	(0.2)
Taxes on foreign earnings	(5.3)	(4.1)	(2.5)
Resolution of prior years’ tax matters	(0.7)	(1.4)	(0.6)
Valuation allowance adjustments	(0.8)	(0.5)	(0.6)
Revaluation of previously held interest	—	—	(0.7)
Other, net	(1.5)	(1.6)	(1.7)
Effective tax rate	27.5%	28.9%	29.7%

Earnings before income taxes	Earnings before income taxes were as follows:
(in thousands)	2013	2012	2011
United States	$55,461	$79,118	$70,023
Foreign	100,754	95,189	101,361
Total	$156,215	$174,307	$171,384

Reconciliation of the change in liability for unrecognized tax benefits
A reconciliation of the change in the liability for unrecognized tax benefits for 2013 and 2012 is as follows:

(in thousands)	2013	2012
Balance at beginning of year	$7,091	$8,787
Increases for tax positions taken in the current year	818	599
Increases for tax positions taken in prior years	875	553
Decreases related to settlements with tax authorities	(3,113)	(1,678)
Decreases as a result of lapse of the applicable statutes of limitations	(374)	(1,362)
Foreign currency exchange rate changes	(2)	192
Balance at the end of year	$5,295	$7,091